Income Taxes (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Accumulated non-capital losses	$ 51,335	$ 79,718
Unused tax losses for which no deferred tax asset recognised	$ 247	$ 1,312